Interim Condensed Consolidated Statements of Changes in Shareholders' Deficit (Unaudited) - USD ($) $ in Thousands	Common Class A [Member] Common Stock [Member]	Common Class B [Member] Common Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	AOCI Attributable to Parent [Member]	Parent [Member]	Noncontrolling Interest [Member]	Total
Balance at Sep. 30, 2023				$ 4,579	$ (166,020)	$ 14,699	$ (146,742)	$ (529)	$ (147,271)
Balance, shares at Sep. 30, 2023			73,580,500
Net loss					(4,553)		(4,553)	(177)	(4,730)
Net loss attributable to mezzanine equity					69		69		69
Accretion to redemption value of mezzanine equity				(4,579)	(979)		(5,558)		(5,558)
Adoption of ASC326					2		2		2
Foreign currency translation						(1,514)	(1,514)	(8)	(1,522)
Balance at Mar. 31, 2024					(171,481)	13,185	(158,296)	(714)	(159,010)
Balance, shares at Mar. 31, 2024			73,580,500
Balance at Sep. 30, 2024				84,824	(129,532)	10,967	(33,741)	(1,436)	(35,177)
Balance, shares at Sep. 30, 2024	70,386,100	34,595,100
Net loss					(5,239)		(5,239)	(39)	(5,278)
Net loss attributable to mezzanine equity
Foreign currency translation						1,148	1,148	322	1,470
Share-based compensation				4,508			4,508		4,508
Share-based compensation, shares	3,614,639
Settlement of payable to redeemable non-controlling interests (Note 10)								16,000	16,000
Transfer of ordinary shares from Class B to Class A
Transfer of ordinary shares from Class B to Class A, shares	2,800,000	(2,800,000)
Balance at Mar. 31, 2025				$ 89,332	$ (134,771)	$ 12,115	$ (33,324)	$ 14,847	$ (18,477)
Balance, shares at Mar. 31, 2025	76,800,739	31,795,100